Auditor's remuneration	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Auditor's remuneration
34.
Auditor’s remuneration

	2026	2025	2024
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group's Annual Report	10.419	10.295	10.558
Audit of the accounts of subsidiaries, joint ventures and associates	0.692	0.551	0.534
Audit-related assurance services required by legislation to be provided by the auditor	1.907	1.814	1.871
Other assurance and agreed-upon procedures under legislation or contractual arrangements	2.423	2.093	2.261
Total assurance services	15.441	14.753	15.224
Fees payable to the Group's auditors for non-assurance services
Other services	–	–	0.498
Total other services	–	–	0.498
Total fees	15.441	14.753	15.722

All amounts were paid to EY or EY affiliated firms with fees determined, and predominantly billed, in US dollars.

Fees payable to the Group’s auditors for assurance services

Audit of the Group’s Annual Report comprises fees for auditing the statutory financial report of the Group and includes audit work in relation to compliance with section 404 of the US Sarbanes-Oxley Act.

Audit-related assurance services required by legislation to be provided by the auditors mainly comprises review of the half-year report.

Other assurance services comprise assurance in respect of the Group’s sustainability reporting, economic contribution reporting, and other non-statutory reporting.

Fees payable to the Group’s auditors for other services

No amounts were payable for other services in FY2026 and FY2025. Other services provided in FY2024 primarily relate to an independent assessment of technology project governance.